Warrants (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Compensation expenses for issuance of warrants	$ 139,620	$ 1,916
Warrant
Class of Warrant or Right [Line Items]
Number of common stock shares to purchase warrant	1,342,500
Exercise price	$ 0.104
Warrant | Warrants Extended By 31 January 2018
Class of Warrant or Right [Line Items]
Exercise price	$ 1.10